CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS, EQUITY - USD ($) $ in Thousands	Convertible Preferred Stock [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2018	$ 170,206
Beginning balance (in shares) at Dec. 31, 2018	121,472,152
Beginning balance at Dec. 31, 2018		$ 0	$ 38,017	$ (11,965)	$ 26,052
Beginning balance (in shares) at Dec. 31, 2018		43,888,711
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation expenses		$ 0	8,249	0	8,249
Exercise of options		$ 0	991	0	991
Exercise of options (in shares)		1,014,562
Net income (loss)				(28,025)	(28,025)
Ending balance at Dec. 31, 2019	$ 170,206
Ending balance (in shares) at Dec. 31, 2019	121,472,152
Ending balance at Dec. 31, 2019		$ 0	47,257	(39,990)	7,267
Ending balance (in shares) at Dec. 31, 2019		44,903,273
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of dormant restricted shares		$ 0			0
Cancellation of dormant restricted shares (in shares)		(7,411,689)
Share based compensation expenses			28,277		28,277
Exercise of options			2,603		2,603
Exercise of options (in shares)		3,865,465
Net income (loss)				8,493	8,493
Ending balance at Dec. 31, 2020	$ 170,206				170,206
Ending balance (in shares) at Dec. 31, 2020	121,472,152
Ending balance at Dec. 31, 2020		$ 0	78,137	(31,497)	46,640
Ending balance (in shares) at Dec. 31, 2020		41,357,049
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary Shares as part of the Merger and PIPE transaction			285,378		285,378
Issuance of Ordinary Shares as part of the Merger and PIPE transaction (in shares)		43,971,516
Conversion of Preferred Shares to Ordinary Shares	$ (170,206)		170,206		170,206
Conversion of Preferred Shares to Ordinary Shares (in shares)	(121,472,152)	121,472,152
Issuance of ordinary shares related to business combination			157,689		157,689
Issuance of ordinary shares related to business combination (in shares)		17,328,049
Share based compensation expenses			128,740		128,740
Exercise of options and vested RSUs			10,018		10,018
Exercise of options and vested RSUs (in shares)		9,902,983
Payments of tax withholding for share based compensation			(6,152)		(6,152)
Net income (loss)				(24,948)	(24,948)
Ending balance at Dec. 31, 2021					0
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021		$ 0	$ 824,016	$ (56,445)	$ 767,571
Ending balance (in shares) at Dec. 31, 2021		234,031,749